Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Outstanding	The following table sets forth the summary of options activity under the Plans (dollars in thousands except per share data):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value(1)
Options outstanding at December 31, 2018	—	$—	0	—
Granted	6,212,609	$11.58
Exercised	—	$—
Forfeited options	(90,565)	$11.79
Options outstanding at December 31, 2019	6,122,044	$11.58	9.83	—

Options exercisable at December 31, 2019	—	$—	9.83	—
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(1) Aggregate intrinsic value is calculated based on the difference between our closing stock price at year end and the  exercise price, multiplied by the number of in-the-money options and represents the pre-tax amount that would have been received by the option holders, had they all exercised all their options on the fiscal year end date.

Schedule of Restricted Stock Units Activity
RSU activity during the year ended December 31, 2019 was as follows:

	Shares	Weighted Average Fair Value

Outstanding at January 1, 2019	—	$—
Granted	1,795,209	7.11
Vested	—	—
Forfeited	(27,495)	7.11
Outstanding at December 31, 2019	1,767,714	$7.11

Schedule of Weighted Average Assumptions	The weighted average assumptions used to value the option grants are as follows:

2019
Expected life (in years)	6.0
Volatility	75.0%
Risk free interest rate	1.7%
Dividend yield	—%

2014 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Outstanding

		Options outstanding
	Shares available for grant	Number of shares granted	Weighted- average exercise price	Weighted- average contractual term (in years)
Balances as of December 31, 2016	1,775,660	840,525	$7.50	5.14
Authorized	—	—
Granted	(167,750)	167,750	8.66
Forfeited	750	(750)	9.66
Balances as of December 31, 2017	1,608,660	1,007,525	$7.69	4.50
Authorized	—	—
Granted	(1,000)	1,000	9.44
Forfeited	134,125	(134,125)	7.72
Balances as of December 31, 2018	1,741,785	874,400	$7.70	3.53
Authorized	—	—
Granted	—	—	$—
Forfeited	154,775	(154,775)	$7.68
Cancelled	(1,896,560)	(719,625)	$7.70
Balances as of October 25, 2019	—	—	$—	0